As filed with the Securities and Exchange Commission on February 22, 2013

Securities Act of 1933 Registration No. 033-51308

Investment Company Act of 1940 Registration No. 811-07142

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933 Post-Effective Amendment No. 113	☒ ☒

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 116	☒

Highland Funds II

(Exact Name of Registrant as Specified in Charter)

c/o Highland Capital Management Fund Advisors, L.P.

200 Crescent Court, Suite 700

Dallas, Texas 75201

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:

1-972-628-4100

Mr. Ethan Powell

c/o Highland Capital Management Fund Advisors, L.P.

200 Crescent Court, Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

With a copy to:

Mr. Brian Mitts

c/o Highland Capital Management Fund Advisors, L.P.

200 Crescent Court, Suite 700

Dallas, Texas 75201

It is proposed that this filing be effective:

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☑	On March 22, 2013 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	On (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Parts A, B and C to the Highland Funds II (the “Registrant”) Post-Effective Amendment No. 93 to the Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 95 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission on March 13, 2012 (the “Post-Effective Amendment”) are incorporated herein by reference.

The Registrant is submitting this post-effective amendment pursuant to Rule 485(b) under the Securities Act solely to designate March 22, 2013 as the new effective date for the Post-Effective Amendment filed pursuant to Rule 485(a) under the Securities Act on March 13, 2012, which contains the Prospectus and the Statement of Additional Information describing Highland Frontier Debt Fund, a series of the Registrant. The Post-Effective Amendment was scheduled to become effective on February 22, 2013 pursuant to the Post-Effective Amendment No. 105 to the Registration Statement under the Securities Act filed with the Securities and Exchange Commission on January 25, 2013. This post-effective amendment is not intended to amend or supersede any information contained in the Post-Effective Amendment and is not intended to amend the prospectuses and statements of additional information of other series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas, State of Texas on this 22nd day of February, 2013.

By:	/s/ Ethan Powell*
Ethan Powell Trustee, Executive Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Timothy K. Hui* Timothy K. Hui	Trustee	February 22, 2013

/s/ Scott F. Kavanaugh* Scott F. Kavanaugh	Trustee	February 22, 2013

/s/ James F. Leary* James F. Leary	Trustee	February 22, 2013

/s/ Bryan A. Ward* Bryan A. Ward	Trustee	February 22, 2013

/s/ Ethan Powell* Ethan Powell	Trustee, Executive Vice President and Secretary	February 22, 2013

/s/ Brian Mitts Brian Mitts	Treasurer (Principal Financial Officer and Principal Accounting Officer)	February 22, 2013

*By:	/s/ Brian Mitts
Brian Mitts
Attorney-in-Fact

February 22, 2013